Segment Disclosure - Schedule of Net System Sales Per Technology (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2016 EUR (€) Unit	Dec. 31, 2015 EUR (€) Unit	Dec. 31, 2014 EUR (€) Unit
Segment Reporting Information [Line Items]
Net Sales in EUR	€ 6,794,752	€ 6,287,375	€ 5,856,277
System Sales [Member]
Segment Reporting Information [Line Items]
Net system sales in unit | Unit	157	169	136
Net Sales in EUR	€ 4,571,118	€ 4,237,183	€ 4,242,790
System Sales [Member] | EUV [Member]
Segment Reporting Information [Line Items]
Net system sales in unit | Unit	4	1	5
Net Sales in EUR	€ 324,854	€ 70,473	€ 299,845
System Sales [Member] | ArFi [Member]
Segment Reporting Information [Line Items]
Net system sales in unit | Unit	70	67	76
Net Sales in EUR	€ 3,518,718	€ 3,238,452	€ 3,477,718
System Sales [Member] | ArF Dry [Member]
Segment Reporting Information [Line Items]
Net system sales in unit | Unit	6	9	3
Net Sales in EUR	€ 116,876	€ 107,522	€ 32,611
System Sales [Member] | KrF [Member]
Segment Reporting Information [Line Items]
Net system sales in unit | Unit	57	74	38
Net Sales in EUR	€ 532,661	€ 747,740	€ 381,436
System Sales [Member] | I-Line [Member]
Segment Reporting Information [Line Items]
Net system sales in unit | Unit	20	18	14
Net Sales in EUR	€ 78,009	€ 72,996	€ 51,180